Cover	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2024
Entity File Number	001-37659
Entity Registrant Name	INTERLINK ELECTRONICS, INC.
Entity Central Index Key	0000828146
Entity Tax Identification Number	77-0056625
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	15707 Rockfield Boulevard
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	805
Local Phone Number	484-8855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	LINK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false